Convertible bonds (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Apr. 01, 2017 USD ($)	Mar. 18, 2014 USD ($)
Convertible bonds [Line Items]
Interest expense	¥ 8,616	$ 1,253	¥ 32,122	¥ 81,085
Convertible bonds, current	6,863		0		$ 998		$ 1,000
Debt Instrument, Repurchased Face Amount							$ 399,000
Convertible bonds, non-current	0		6,536		0
Convertible bonds [Member]
Convertible bonds [Line Items]
Interest expense | ¥	149		20,820
Convertible bonds, current	¥ 6,900				$ 1,000
Convertible bonds, non-current			¥ 6,500			$ 1,000
2.25% Convertible Senior Notes due 2019 [Member]
Convertible bonds [Line Items]
Aggregate principle amount								$ 400,000
Interest rate (as a percent)	2.25%				2.25%
Convertible bonds, current	¥ 6,863				$ 998
2.25% Convertible Senior Notes due 2019 [Member] | Contingent redemption option [Member]
Convertible bonds [Line Items]
Redemption period, start date	Apr. 01, 2019	Apr. 01, 2019